Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

		Year ended December 31,
	2012	2013		2014
	Ordinary shares	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$

Basic earnings per share:
Numerator:
Net income	212,881	142,053	314,109	270,988	43,675	477,692	76,990
Denominator:
Weighted average ordinary shares outstanding	100,000,000	31,109,214	68,788,940	38,633,284	38,633,284	68,102,019	68,102,019

Basic earnings per share	2.13	4.57	4.57	7.01	1.13	7.01	1.13

Diluted earnings per share:
Numerator:
Net income	212,881	155,394	300,768	296,797	47,835	451,883	72,830
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 13)	—	300,768	—	451,883	72,830	—	—

Net income	212,881	456,162	300,768	748,680	120,665	451,883	72,830

Denominator:
Weighted average ordinary shares outstanding	100,000,000	31,109,214	68,788,940	38,633,284	38,633,284	68,102,019	68,102,019
Conversion of Class B into Class A ordinary shares (Note 13)	—	68,788,940	—	68,102,019	68,102,019	—	—
Dilutive effect of share-based awards	650,652	4,431,072	—	6,096,282	6,096,282	—	—

Weighted-average number of shares outstanding- diluted	100,650,652	104,329,226	68,788,940	112,831,585	112,831,585	68,102,019	68,102,019

Diluted earnings per share	2.12	4.37	4.37	6.64	1.07	6.64	1.07